Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.4%
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 0.08% *, 9/7/2020, SPA: Federal Home Loan Bank	200,000	200,000
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,404,580
		11,604,580
Arizona 0.8%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	2,109,024
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	11,507,538
Arizona, State Industrial Development Authority, 2nd Tier Great Lakes Senior Living Revenue Communities Project, Series B, 5.0%, 1/1/2049	1,400,000	1,178,590
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	5,825,109
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	3,750,000	3,075,600
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,861,234
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	825,000	830,519
144A, 5.0%, 6/15/2052	1,410,000	1,417,642
		30,805,256
Arkansas 0.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.21% **, 9/7/2020, LOC: JPMorgan Chase Bank NA	300,000	300,000
California 8.5%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.07% **, 9/7/2020, LOC: Bank of America NA	145,000	145,000
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	9,500,000	10,706,880
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	13,695,166
Series A-1, 5.0%, 6/1/2047	1,725,000	1,773,680
Series A-2, 5.0%, 6/1/2047	7,875,000	8,097,232
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	23,831,825
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,628,225
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,571,123
4.0%, 9/1/2046	2,905,000	2,978,148
California, State General Obligation:
Series A-10, 0.03% **, 9/7/2020, LOC: Citibank NA	2,450,000	2,450,000
Series B-3, 0.03% **, 9/7/2020, LOC: Bank of America NA	400,000	400,000
Series C-3, 0.04% **, 9/7/2020, LOC: U.S. Bank NA	120,000	120,000
5.0%, 2/1/2032	25,000,000	26,588,500
5.0%, 2/1/2033	8,000,000	8,505,920
5.25%, 4/1/2035	15,340,000	16,473,779

California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	19,681,483
5.25%, 9/1/2030	5,000,000	5,243,150
5.25%, 10/1/2032	25,000,000	26,308,500
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.02% **, 9/1/2020, LOC: U.S. Bank NA	355,000	355,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.06% **, 9/7/2020, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	950,000	950,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,582,300
California, State Municipal Finance Authority Revenue, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,661,888
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,949,946
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,576,853
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,797,255
Series A, 5.25%, 12/1/2044	7,765,000	8,352,034
Series A, 144A, 5.5%, 12/1/2058	2,705,000	2,978,476
California, Statewide Communities Development Authority, Sweep Loan Program, Series A, 0.05% **, 9/7/2020, LOC: U.S. Bank NA	900,000	900,000
California, Western Municipal Water District Facilities Authority Revenue, Series A, 0.04% **, 9/7/2020, LOC: TD Bank NA	520,000	520,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,875,176
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,155,523
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,850,081
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,825,409
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	18,102,450
Los Angeles, CA, Department Water & Power Revenue, Series B-5, 0.03% **, 9/7/2020, SPA: TD Bank NA	700,000	700,000
Modesto, CA, Water Refunding Revenue, Certificates of Participation, Series A, 0.04% **, 9/7/2020, INS: AGC, LOC: JP Morgan Chase Bank NA	250,000	250,000
Riverside, CA, Electric Revenue, Series A, 0.07% **, 9/7/2020, LOC: Barclays Bank PLC	745,000	745,000
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,817,048
Series C, AMT, 5.0%, 7/1/2030	13,690,000	16,987,921
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,316,900
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,677,160
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,563,125
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.07% **, 9/7/2020, LOC: Barclays Bank PLC	600,000	600,000
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	5,196,337
Series O, 4.0%, 5/15/2030	5,000,000	6,167,800
Series O, 4.0%, 5/15/2031	3,335,000	4,063,431
Whittier, CA, Health Facility Revenue, Presbyterian Intercommunity Hospital, Series A, 0.05% **, 9/7/2020, LOC: U.S. Bank NA	1,000,000	1,000,000
		333,715,724
Colorado 6.3%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,930,450
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	47,832,900
Colorado, State Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series B-5, 0.02% **, 9/1/2020, LOC: TD Bank NA	650,000	650,000
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	24,700,000	29,786,224
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,400,038
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	6,050,000	6,669,762
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	4,890,000	5,373,963
Series A, 5.0%, 12/1/2048	7,825,000	8,562,428
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2037	2,615,000	3,058,452
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,009,400
Colorado, Transportation/Tolls Revenue, Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	7,000,000
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	17,799,483
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,010,150
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,630,914
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,014,462
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,626,300
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	2,944,593
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	6,819,254
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 0.15% **, 9/7/2020, LOC: U.S. Bank NA	2,310,000	2,310,000
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	27,930,318
		248,359,091
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	12,896,160
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	18,890,312
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	2,891,645
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, Prerefunded, 5.0%, 7/1/2041	20,000,000	20,777,400
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,973,260
		74,428,777
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,025,162
District of Columbia 1.1%
District of Columbia, General Obligation:
Series A, 0.09% **, 9/7/2020, LOC: PNC Bank NA	830,000	830,000
Series A, 5.0%, 6/1/2033	10,300,000	12,500,381
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	346,968
5.0%, 7/1/2054	2,425,000	2,736,758
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,421,984
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,966,050
AMT, 5.0%, 10/1/2042	10,805,000	12,855,033
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,619,269
Series A, 5.0%, 10/1/2030	1,455,000	1,610,772
		44,887,215
Florida 7.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Series A, AMT, 0.13% **, 9/7/2020, LIQ: Fannie Mae, LOC: Fannie Mae	295,000	295,000
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,375,058
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,778,015
Series Q-1, Prerefunded, 5.0%, 10/1/2037	29,000,000	31,888,690
AMT, 5.0%, 10/1/2042	10,000,000	11,753,500
AMT, 5.0%, 10/1/2047	8,950,000	10,399,542
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	8,400,770
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054 *	14,690,000	10,283,000
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% ***, 1/1/2049	3,105,000	2,708,212
Series A, 144A, AMT, 6.5% ***, 1/1/2049	4,040,000	3,501,549
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,428,525
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,723,413
Series B, 4.0%, 10/1/2037	1,500,000	1,731,240
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,750,000	3,071,365
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	9,025,000	9,657,833
144A, 4.375%, 5/1/2050	7,545,000	8,074,131
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	1,750,000	1,706,372
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,812,195
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,431,299
Marco Island, FL, Utility Systems Revenue, Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,003,930
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, Prerefunded, 5.0%, 10/1/2031	3,000,000	3,288,930
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,050,700
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded, 5.375%, 10/1/2035	210,000	210,888
Series A-1, Prerefunded, 5.375%, 10/1/2041	7,000,000	7,029,610
Miami-Dade County, FL, Educational Facilities Authority Revenue, Series A, 5.0%, 4/1/2048	8,440,000	9,885,097
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,346,225
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2049 (a)	15,000,000	17,421,150
Prerefunded, 5.0%, 7/1/2037	16,500,000	17,936,820
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.0%, 10/1/2044	6,000,000	6,885,840
Series B, 4.0%, 10/1/2049	32,500,000	38,311,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	2,630,000	2,718,447
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	20,476,642
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series C, 5.0%, 5/15/2038	2,000,000	2,109,400
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,757,104
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	235,000	235,985
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	18,170,000	20,386,195
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,733,100
		309,806,772
Georgia 2.6%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	754,877
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2028	5,000,000	5,765,200
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,345,076
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,805,372
Series A, 5.25%, 10/1/2036	11,115,000	11,615,064
Series A, 5.25%, 10/1/2041	5,000,000	5,219,950
Douglas County, GA, Development Authority Revenue, Pandosia LLC Project, Series A, AMT, 0.12% **, 9/7/2020, LOC: Wells Fargo Bank NA	200,000	200,000
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,738,896
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,331,296
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	18,417,508
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,699,400
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	6,367,000
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,470,100
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,425,022
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,131,806
		101,286,567
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,326,813
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	16,904,328
Illinois 7.3%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2034	810,000	916,523
Series H, 5.0%, 12/1/2046	5,580,000	6,070,259
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,500,000	4,931,100
Series A, 5.5%, 1/1/2049	2,535,000	2,876,921
Series A, 6.0%, 1/1/2038	2,290,000	2,643,347
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,222,346
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,975,293
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050 (a)	3,730,000	4,107,290
Series A, 4.0%, 12/1/2055 (a)	3,705,000	4,061,569
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,999,747
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,354,049
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	12,033,099
Series A, 5.0%, 6/15/2057	6,000,000	6,597,180
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,254,022
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	9,208,350
Prerefunded, 6.0%, 6/1/2028	17,315,000	18,068,376
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,481,920
Series A, 6.7%, 11/1/2021, INS: NATL	6,580,000	6,839,647
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	985,000	996,603
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	2,435,000	2,574,720
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,488,384
Series A, 5.0%, 1/1/2037	3,965,000	4,643,530
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	8,695,027
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,851,952
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,639,920
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2030	4,230,000	4,835,271
Series B, 5.0%, 10/1/2032	5,000,000	5,648,200
5.0%, 2/1/2028	3,660,000	4,140,082
5.0%, 2/1/2029	4,365,000	4,910,058
Series C, 5.0%, 11/1/2029	9,425,000	10,560,712
5.0%, 11/1/2034	3,500,000	3,833,480
5.0%, 1/1/2035	7,575,000	8,203,574
Series A, 5.0%, 5/1/2035	11,000,000	12,249,930
Series A, 5.0%, 5/1/2036	7,480,000	8,299,284
Series A, 5.0%, 12/1/2038	4,760,000	5,220,006
5.0%, 5/1/2039	4,285,000	4,504,778
Series A, 5.0%, 5/1/2040	3,000,000	3,293,460
Series A, 5.0%, 12/1/2042	5,955,000	6,471,954
Series A, 5.0%, 5/1/2043	7,000,000	7,631,820
Series A, 5.25%, 12/1/2030	6,500,000	7,443,150
5.75%, 5/1/2045	4,205,000	4,940,370
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	21,170,609
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,736,528
		286,624,440
Indiana 1.5%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	22,005,164
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	17,395,000	18,634,394
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,039,705
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,665,000	2,515,094
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,697,350
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,408,000
		60,299,707
Iowa 0.4%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2041	4,070,000	4,307,362
Series A, 5.0%, 5/15/2047	1,355,000	1,424,810
Series A, 5.0%, 5/15/2048	10,365,000	10,974,773
		16,706,945
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,394,200
Series A, 5.25%, 6/1/2041	1,915,000	2,148,247
		3,542,447
Louisiana 0.3%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,226,992
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	9,265,000	9,900,394
		13,127,386
Maryland 1.2%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	3,555,000	3,923,227
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	20,000,000	22,245,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,418,376
Series A, 5.0%, 5/15/2045	5,000,000	5,835,950
Maryland, State Industrial Development Financing Authority, Economic Development Revenue, Paul Reed Smith Guitars, AMT, 0.13% **, 9/7/2020, LOC: PNC Bank NA	3,000,000	3,000,000
		46,422,753
Massachusetts 0.5%
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.08% **, 9/7/2020, SPA: State Street Bank & Trust Co.	1,200,000	1,200,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-1, 0.08% **, 9/7/2020, LOC: Citibank NA	910,000	910,000
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-3, 0.06% **, 9/7/2020, LOC: Northern Trust Company	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.09% **, 9/7/2020, LOC: TD Bank North NA	1,025,000	1,025,000
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	3,230,343
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	748,405
144A, 5.0%, 10/1/2057	1,700,000	1,810,347
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,440,151
Series S-1, 5.0%, 7/1/2033	4,000,000	4,961,920
Series L, Prerefunded, 5.0%, 7/1/2036	70,000	72,781
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,052,121
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,143,900
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 0.07% **, 9/7/2020	100,000	100,000
Massachusetts, State Water Resources Authority:
Series E, 0.1% **, 9/7/2020, SPA: JP Morgan Chase Bank NA	150,000	150,000
Series A, 0.1% **, 9/7/2020, SPA: TD Bank NA	250,000	250,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series A, 0.08% **, 9/7/2020, SPA: Barclays Bank PLC	100,000	100,000
		21,294,968
Michigan 0.6%
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	15,000,000	16,800,900
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,386,080
Michigan, University of Michigan, Series B, 0.02% **, 9/1/2020	1,700,000	1,700,000
		23,886,980
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,759,050
Series A, 5.0%, 2/15/2053	14,060,000	16,153,112
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,905,648
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	3,125,000	3,486,250
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	6,094,550
		36,398,610
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,632,963
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,515,968
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	4,190,000	4,692,884
		10,841,815
Nebraska 0.4%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,097,241
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2033, GTY: Goldman Sachs Group, Inc.	3,815,000	5,061,437
Saline County, NE, Hospital Authority Revenue, BryanLGH Medical Center, Series C, 0.03% **, 9/1/2020, LOC: U.S. Bank NA	3,960,000	3,960,000
		15,118,678
Nevada 0.0%
Reno, NV, Hospital Revenue, Reknown Regular Medical Center, Series A, 0.08% **, 9/7/2020, LOC: Wells Fargo Bank NA	240,000	240,000
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,500,000	1,159,910
		1,399,910
New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	10,207,400
New Jersey 1.8%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,077,289
Series BBB, 5.5%, 6/15/2030	22,440,000	26,740,626
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,497,520
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,653,012
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,295,247
Series A, 5.0%, 6/15/2047	3,205,000	3,643,188
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	10,888,038
Series A, 5.0%, 12/15/2036	2,385,000	2,780,981
Series A, Prerefunded, 6.0%, 6/15/2035	6,000,000	6,274,680
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,152,093
Series A, 5.25%, 6/1/2046	2,630,000	3,116,077
		70,118,751
New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	7,086,511
Series A, 4.0%, 6/1/2030	5,795,000	7,033,217
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	4,245,000	4,706,856
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, "I", Series D, 3.75%, 1/1/2050	4,240,000	4,712,421
		23,539,005
New York 17.7%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	13,110,387
New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2041, INS: AGMC	12,000,000	13,566,960
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,825,610
Series D, 5.0%, 11/15/2028	9,715,000	10,096,702
Series D, 5.0%, 11/15/2038	13,635,000	14,290,571
Series A-1, 5.0%, 11/15/2047	5,000,000	5,532,250
Series C-1, 5.0%, 11/15/2050	3,470,000	3,833,205
Series B, 5.25%, 11/15/2044	25,000,000	26,404,000
Series C-1, 5.25%, 11/15/2055	10,415,000	11,723,749
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	1,025,000	1,061,551
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	10,402,152
Series B, 5.0%, 2/15/2035	29,990,000	35,001,029
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	12,058
Series A, 5.0%, 2/15/2039	3,950,000	4,744,345
Series C, 5.0%, 3/15/2041	10,000,000	10,224,800
Series C, 5.0%, 3/15/2042	14,750,000	16,717,502
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,223,350
New York, State Housing Finance Agency, 29 Flatbush Ave. Housing, Series A, 0.08% **, 9/7/2020, LOC: Landesbank Hessen-Thuringen	400,000	400,000
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	47,162,250
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	20,000,000	23,642,200
New York, State Thruway Authority, Series N, 4.0%, 1/1/2044	16,465,000	18,951,874
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	40,000,000	46,929,600
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	2,045,000	2,230,032
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,186,007
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,216,788
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	20,000,000	23,204,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series C, 4.0%, 3/15/2045	12,990,000	15,147,769
Series A, 5.0%, 3/15/2031	4,600,000	5,692,960
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	2,200,000	2,524,654
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-2, 0.02% **, 9/1/2020, LOC: Citibank NA	400,000	400,000
Series C, 0.02% **, 9/1/2020, LOC: State Street Bank & Trust Co.	150,000	150,000
Series A, 4.0%, 11/15/2054	5,000,000	5,782,550
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	4,685,000	5,930,320
Series A, 5.0%, 11/15/2054	5,155,000	6,493,083
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,348,510
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,643,648
Series TE, 5.0%, 12/15/2035	4,000,000	4,548,960
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 89 Murray Street, Series A, AMT, 0.1% **, 9/7/2020, LOC: Fannie Mae	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series GG-1, 4.0%, 6/15/2050	19,255,000	22,515,834
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,926,220
Series BB-1, 5.0%, 6/15/2049	10,000,000	12,757,900
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series EE, 5.375%, 6/15/2043	3,810,000	3,862,540
New York City, NY, Transitional Finance Authority Revenue:
Series A-3, 4.0%, 5/1/2043	10,000,000	11,463,700
Series A-3, 4.0%, 5/1/2044	5,000,000	5,718,900
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-7, 0.08% **, 9/7/2020, SPA: State Street Bank & Trust Co.	650,000	650,000
Series A-1, 4.0%, 5/1/2031	5,430,000	6,209,314
Series C-1, 4.0%, 5/1/2045	9,340,000	10,823,566
Series A, 5.0%, 2/1/2031	5,000,000	6,190,900
Series F-1, 5.0%, 5/1/2031	4,900,000	6,103,783
Series D-1, 5.0%, 2/1/2038	17,655,000	20,021,476
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	5,088,240
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,435,404
New York, NY, General Obligation:
Series E-5, 0.02% **, 9/1/2020, LOC: TD Bank NA	200,000	200,000
Series A-4, 0.08% **, 9/7/2020, LOC: Bank of Tokyo-Mitsubishi UFJ	175,000	175,000
Series B-3, 0.33% **, 9/1/2020	800,000	800,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,451,220
Series D-1, 5.0%, 10/1/2033	16,765,000	17,557,984
Series D-1, Prerefunded, 5.0%, 10/1/2033	8,235,000	8,656,797
Port Authority of New York & New Jersey:
Series 214, AMT, 4.0%, 9/1/2037	4,000,000	4,540,120
Series 214, AMT, 4.0%, 9/1/2039	2,000,000	2,256,340
Series 207, AMT, 5.0%, 9/15/2031	5,000,000	6,162,850
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,265,800
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,887,100
AMT, 5.0%, 10/15/2034	5,775,000	6,739,656
AMT, 5.0%, 10/15/2035	2,865,000	3,335,920
Port Authority of New York & New Jersey, Two Hundred Eighteen, Series B, AMT, 4.0%, 11/1/2047	5,770,000	6,414,105
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,861,242
AMT, 5.0%, 10/15/2034	5,250,000	6,277,267
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	10,013,440
AMT, 5.0%, 9/15/2030	20,000,000	24,811,400
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,000,000
		693,704,444
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,505,355
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,230,314
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	6,295,000	7,059,528
		18,795,197
North Dakota 0.3%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	9,765,226
Ohio 3.8%
Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.05% **, 9/1/2020, SPA: Bank of Montreal	6,500,000	6,500,000
Buckeye, OH, Tobacco Settlement Financing Authority, Series B-2, Class 2, 5.0%, 6/1/2055	9,415,000	10,356,500
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,036,931
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded, 5.0%, 1/1/2030	1,000,000	1,064,020
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,025,164
5.0%, 1/1/2046	2,790,000	2,890,049
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	15,092,012
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,448,560
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,600,070
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,917,721
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,861,786
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	440,000	442,055
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,520,550
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,012,840
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	7,500,000	7,927,350
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	5,385,000	6,136,100
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,985,000	4,506,039
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,100,849
Series A-1, 5.25%, 2/15/2031	9,375,000	10,331,531
Series A-1, 5.25%, 2/15/2032	7,500,000	8,246,025
		149,016,152
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,565,561
Series B, 5.5%, 8/15/2057	9,385,000	10,997,531
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,540,159
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	8,400,000	8,988,504
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,657,766
		31,749,521
Pennsylvania 3.5%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	673,924
5.0%, 12/1/2054	1,825,000	1,832,209
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,481,906
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Prerefunded, 5.375%, 12/1/2041	12,550,000	13,337,387
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,345,593
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,885,950
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,626,871
5.0%, 6/1/2028	1,290,000	1,661,623
5.0%, 6/1/2029	1,290,000	1,649,768
5.0%, 6/1/2030	855,000	1,085,722
5.0%, 6/1/2031	865,000	1,091,760
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,629,310
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,603,800
Series D, 5.0%, 8/15/2032	5,000,000	5,945,500
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	2,795,000	3,059,798
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	14,112,720
Series A-1, 5.0%, 12/1/2040	15,000,000	17,134,650
Series B-1, 5.0%, 6/1/2042	6,950,000	8,130,040
Series A-1, 5.0%, 12/1/2042	5,000,000	5,959,950
Series A, 5.0%, 12/1/2044	20,335,000	24,798,736
Series A-1, 5.0%, 12/1/2047	3,335,000	3,949,374
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,116,037
		138,112,628
Puerto Rico 0.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	6,755,000	7,099,775
Series A-1, 5.0%, 7/1/2058	4,485,000	4,788,635
		11,888,410
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,615,529
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,886,300
5.0%, 11/1/2046	7,490,000	8,591,929
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,461,998
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,233,844
Series A, 5.0%, 12/1/2036	4,780,000	5,641,547
Series C, 5.0%, 12/1/2046	6,850,000	7,711,867
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	41,850,013
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,478,874
		102,471,901
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,652,516
5.0%, 7/1/2046	16,140,000	18,973,539
		41,626,055
Tennessee 0.7%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E6A, 0.15% **, 9/7/2020, LOC: Branch Banking & Trust	3,210,000	3,210,000
Memphis, TN, Health Educational & Housing Facility Board, Multi-Family Housing Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 0.12% **, 9/7/2020, LOC: U.S. Bank NA	2,000,000	2,000,000
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,137,180
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,428,960
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,593,940
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2021, GTY: Goldman Sachs Group, Inc.	2,000,000	2,093,140
		25,463,220
Texas 12.7%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,406,153
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	12,961,526
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	18,361,880
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,112,160
5.0%, 9/1/2030	1,000,000	1,101,980
5.0%, 9/1/2031	850,000	928,659
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	2,320,000	3,175,848
Series A, 5.0%, 11/15/2033	2,475,000	3,364,292
Series B, 5.0%, 11/15/2034	5,000,000	6,165,250
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,862,610
5.0%, 5/15/2050	2,500,000	3,090,075
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	8,825,000	9,556,592
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	30,578,700
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,635,050
Series B, 5.0%, 1/1/2048	8,615,000	10,097,900
North Texas, Tollway Authority System Revenue, First Tier, Series A, 4.0%, 1/1/2044	13,315,000	15,315,446
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	8,166,410
Socorro, TX, Independent School District, 4.0%, 8/15/2045	3,920,000	4,680,519
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	30,325,750
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	4,410,000	4,995,648
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,706,860
5.0%, 8/15/2043	9,900,000	10,831,194
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, Prerefunded, 5.0%, 11/15/2040	7,000,000	7,067,060
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing Gateway Apartments, 0.09% **, 9/7/2020, LIQ: Fannie Mae, LOC: Fannie Mae	430,000	430,000
Texas, Dallas/Fort Worth International Airport Revenue, Series D, 5.0%, 11/1/2035	24,425,000	24,620,156
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	23,053,400
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Grand Parkway System, Series C, 4.0%, 10/1/2049	12,250,000	14,269,902
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	26,981
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 0.91% ***, 12/15/2026, GTY: Merrill Lynch & Co.	16,505,000	16,379,397
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,347,113
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,605,000	4,341,226
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	5,575,000	5,825,652
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,364,680
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	7,231,423
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	16,995,000	20,115,792
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,405,858
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,801,860
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	22,589,308
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,328,403
Series C, 5.0%, 8/15/2042	5,085,000	5,682,945
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	10,185,805
Series B, 4.0%, 10/15/2033	20,000,000	24,412,000
Series A, 4.0%, 10/15/2036	5,000,000	5,930,300
Series B, 4.0%, 10/15/2036	23,580,000	28,471,907
Series B, 4.0%, 10/15/2037	7,000,000	8,432,130
Series A, 4.0%, 10/15/2049	4,685,000	5,530,080
Series A, 5.0%, 10/15/2043	6,000,000	7,519,380
Texas, State Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/2049	10,000,000	12,645,900
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	12,750,000	20,627,332
		500,056,492
Utah 0.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,161,350
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,589,354
Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,680,392
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,736,657
		29,167,753
Virginia 2.1%
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	19,655,000	22,154,133
AMT, 5.0%, 12/31/2056	5,000,000	5,626,200
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,500,048
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,676,584
Series A, 4.0%, 9/1/2031	4,710,000	5,505,095
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,563,686
Virginia, State Public Building Authority, Public Facility Revenue:
Series A, 4.0%, 8/1/2039	5,000,000	6,065,300
Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,766,682
		81,857,728
Washington 4.9%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,572,915
4.0%, 12/1/2037	15,000,000	17,785,950
5.0%, 12/1/2031	14,345,000	18,784,777
Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 0.15% **, 9/7/2020, LOC: U.S. Bank NA	760,000	760,000
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	10,041,073
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,481,106
Series A, AMT, 5.0%, 5/1/2031	9,200,000	11,048,096
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	8,047,394
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,579,740
Washington, Energy Northwest Electric Revenue, Series C, 5.0%, 7/1/2030	14,405,000	18,897,775
Washington, Port of Seattle Revenue, AMT, 5.0%, 4/1/2044	3,000,000	3,571,380
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2043	3,800,000	4,174,984
5.0%, 7/1/2048	6,125,000	6,732,355
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	20,616,800
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	11,260,000	11,479,232
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation, Series A-2, 5.0%, 8/1/2044	8,500,000	10,250,320
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2038	4,690,000	5,114,680
Washington, State Housing Finance Commission, Non-profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	8,201,623
		192,140,200
West Virginia 0.7%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	5,000,000	5,650,700
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	23,459,518
		29,110,218
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	885,000	927,188
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,540,000	1,613,412
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	235,000	230,415
144A, 5.75%, 5/1/2054	6,215,000	6,016,990
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,593,212
144A, 5.0%, 10/1/2053	12,415,000	12,570,933
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,609,675
		32,561,825
Other 0.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M-015, 144A, AMT, 0.12% **, 9/7/2020, LIQ: Freddie Mac	660,000	660,000
Total Municipal Bonds and Notes (Cost $3,608,140,776)		3,907,127,050
Underlying Municipal Bonds of Inverse Floaters (b) 0.5%
New York 0.3%
New York, NY, General Obligation, 5.0%, 4/1/2037 (c)	10,000,000	12,266,250
Trust: New York, NY, General Obligation, Series 2020-XM0900, 144A, 18.05%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, Series F-1, 5.0%, 10/1/2035 (c)	10,000,000	10,038,850
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 9.24%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,901,827)		22,305,100
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% **** (Cost $3,007,889)	3,006,748	3,007,349
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,634,050,492)	100.0	3,932,439,499
Floating Rate Notes (b)	(0.3)	(12,500,000)
Other Assets and Liabilities, Net	0.3	10,915,584
Net Assets	100.0	3,930,855,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1 *	5.875%	7/1/2054	14,690,000	15,886,923	10,283,000

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
***	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
****	Current yield; not a coupon rate.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$3,929,432,150	$—	$3,929,432,150
Open-End Investment Companies	3,007,349	—	—	3,007,349
Total	$3,007,349	$3,929,432,150	$—	$3,932,439,499

(d)	See Investment Portfolio for additional detailed categorizations.